AOG Institutional Fund
Schedule of Investments (Unaudited)
June 30, 2024
Shares		Fair Value
	CLOSED-END FUNDS - 18.7%
	DEBT AND CREDIT FUNDS - 8.6%
42,300	Apollo Diversified Credit Fund, Class I (a)	$ 923,411
40,079	CION Ares Diversified Credit Fund, Class I (a)	1,018,410
185,529	Cliffwater Enhanced Lending Fund, Class I (a)	2,076,067
72,952	Variant Alternative Income Fund, Institutional Class (a)	1,983,555
		6,001,443
	PRIVATE EQUITY FUNDS - 9.7%
129,504	Ares Landmark Private Markets Fund, Institutional Class (a)(c)	4,285,274
46,200	Stepstone Private Markets Fund, Class I (a)(c)	2,412,125
1,581	The Private Shares Fund, Class I (a)(c)	63,544
		6,760,943
	REAL ESTATE FUNDS - 0.4%
7,905	Bluerock Total Income+ Real Estate Fund, Class I (a)	220,387
903	KKR Real Estate Select Trust, Inc., Class I (a)	23,143
		243,530

	TOTAL CLOSED-END FUNDS (Cost - $11,920,897)	13,005,916

	PRIVATE DEBT AND CREDIT INVESTMENTS - 27.9%
	BUSINESS DEVELOPMENT COMPANIES - 9.7%
84,842	Apollo Debt Solutions BDC, Class I (a)	2,112,556
95,585	Barings Private Credit Corporation, Investor Class (a)(d)	2,002,499
76,309	Carlyle Secured Lending III (a)(d)	1,619,267
40,984	HPS Corporate Lending Fund, Class I (a)	1,047,131
		6,781,453
	PRIVATE DEBT AND CREDIT FUNDS - 18.2%
1	Arkview Capital Co-Invest IV, LP (a)(b)(d)	1,822,429
1	GEMS FUND 6, LP(a)(b)(d)	1,750,000
1	LEONID Credit Income Fund, LP (a)(b)(d)	5,058,652
4,000	PayJoy Asset Fund LLC, Class B (a)(d)(e)	4,000,000
1	Tiverton AgriFinance III(b)(c)(d)(f)	-
		12,631,081

	TOTAL PRIVATE DEBT AND CREDIT INVESTMENTS (Cost - $19,266,197)	19,412,534

	PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS - 21.9%
	PRIVATE EQUITY AND VENTURE CAPITAL FUNDS - 12.5%
1	Alpha Partners Fund III, LP (a)(b)(c)(d)	306,605
1	iCapital Carlyle Direct Access II, LP (a)(b)(c)(d)	1,287,413
1	Mercer Private Investments Partners VII, LP (a)(b)(c)(d)	4,778,599
146,365	Pomona Investment Fund, Class I (a)(c)	2,328,660
		8,701,277
	PORTFOLIO COMPANIES - 9.4%
1	Alpha Sentinel Associates, LLC, Series I (a)(c)(d)(e)	483,092
153,850	Aspiration Partners, Inc. (a)(c)(d)(e)	1,856,970
1	ICON Ark Co-Investment LP (a)(b)(c)(d)	1,057,526
5	PMG Legal LLC (a)(b)(c)(d)	1,324,641
1	Preservation Capital Partners Strategic Opportunities I LP (a)(c)(d)(e)	1,845,342
		6,567,571

	TOTAL PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS (Cost - $12,037,712)	15,268,848

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
June 30, 2024
Shares					Fair Value
		PRIVATE REAL ESTATE - 10.1%
		PRIVATE REAL ESTATE INVESTMENT TRUSTS - 3.8%
105,419		Arctrust III, Inc. (a)(d)(e)			$ 1,291,113
107,660		Cottonwood Communities (a)			1,366,975
536		Starwood NAV REIT (a)			12,192
					2,670,280

		PRIVATE REAL ESTATE FUNDS - 6.3%
1		Baring Real Estate Debt Income Fund, LP, Investor Class (a)(b)(d)			2,000,000
1		PG-AOGFX BVS CC SIDE CAR, LLC(a)(d)(e)			2,400,000
					4,400,000

		TOTAL PRIVATE REAL ESTATE (Cost - $7,414,649)			7,070,280

Principal			Rate (%)	Maturity
		LOANS - 12.1%
$ 3,000,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC (Series 33) (a)(e)	16.38	10/31/2024	3,000,000
1,500,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, SPR1 (a)(e)	16.38	11/28/2024	1,500,000
1,500,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC (Series 38) (a)(e)	15.02	3/12/2025	1,500,000
2,555,556		Icon Ark GP, LLC (a)(d)(e)	8.00	3/31/2025	2,387,565
		TOTAL LOANS (Cost - $8,300,000)			8,387,565

		SHORT-TERM INVESTMENTS - 8.1%
		U.S. TREASURY SECURITIES - 5.8%
1,014,000		U.S. Treasury Bill	5.18	8/6/2024	1,008,706
1,011,000		U.S. Treasury Bill	5.21	8/15/2024	1,004,402
1,012,000		U.S. Treasury Bill	5.24	8/22/2024	1,004,363
1,015,000		U.S. Treasury Bill	5.31	10/8/2024	1,000,444
					4,017,915
Shares
		MONEY MARKET FUND - 2.3%
1,606,299		Federated Hermes Treasury Obligations Fund, Institutional Class, 5.17%(g)			1,606,299

		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,624,126)			5,624,214

		TOTAL INVESTMENTS - 98.8% (Cost $64,563,581)			$ 68,769,357
		ASSETS IN EXCESS OF OTHER LIABILITIES - 1.2%			836,044
		NET ASSETS - 100.0%			$ 69,605,401

BDC	-	Business Development Company
LLC	-	Limited Liability Company
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.
(c)	Non-income producing security.
(d)	Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 53.55% of Net Assets. The total value of these securities is $37,271,713. Please refer to Restricted Securities Table below.
(e)	Level 3 security fair valued using significant unobservable inputs.
(f)	As of June 30, 2024, $10,000,000 has been committed for this investment but has not yet been funded by the Fund. There is an unrealized loss of $36,814 allocated to this investment due to expenses applied in advance of called capital. The unrealized loss is reflected in the Assets in Excess of Other Liabilities section of this schedule.
(g)	Represents seven day yield as of June 30, 2024.

Additional information on each restricted investment held by the Fund at June 30, 2024 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
Alpha Partners Fund III, LP	4/11/2022	$ 380,000	$ 306,605	0.4%
Alpha Sentinel Associates, LLC, Series I	9/28/2023	500,000	483,092	0.7%
Arctrust III, Inc.	3/15/2022	1,000,000	1,291,113	1.9%
Arkview Capital Co-Invest IV, LP	4/22/2024	1,766,197	1,822,429	2.6%
Aspiration Partners, Inc.	6/30/2023	1,000,025	1,856,970	2.7%
Baring Real Estate Debt Income Fund, LP, Investor Class	3/27/2024	2,000,000	2,000,000	2.9%
Barings Private Credit Corporation, Investor Class	5/2/2022	2,000,000	2,002,499	2.9%
Carlyle Secured Lending III	1/27/2023	1,550,000	1,619,267	2.3%
GEMS Fund 6, LP	3/27/2024	1,750,000	1,750,000	2.5%
iCapital Carlyle Direct Access II, LP	10/14/2022	1,178,771	1,287,413	1.8%
ICON Ark Co-Investment LP	5/24/2023	505,888	1,057,526	1.5%
Icon Ark GP, LLC	10/31/2023	2,300,000	2,387,565	3.4%
LEONID Credit Income Fund, LP	2/16/2024	5,150,000	5,058,652	7.3%
Mercer Private Investments Partners VII, LP	7/21/2023	4,147,103	4,778,599	6.9%
PayJoy Asset Fund LLC, Class B	7/15/2023	4,050,000	4,000,000	5.7%
PG-AOGFX BVS CC SIDE CAR, LLC	3/6/2024	2,400,000	2,400,000	3.4%
PMG Legal LLC	7/19/2023	500,000	1,324,641	1.9%
Preservation Capital Partners Strategic Opportunities I LP	11/2/2023	1,665,986	1,845,342	2.7%
Tiverton AgriFinance III	N/A	-	-	0.0%
		$ 33,843,970	$ 37,271,713	53.5%